JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2017
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2017			2016
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate		Outstanding at December 31	Effective Interest Rate
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
U.S.$1,000 notes issued 2007[1]	2067	1,252	5.0%	[3]	1,343	6.4%
U.S.$750 notes issued 2015[1,2]	2075	939	5.9%		1,007	5.5%
U.S.$1,200 notes issued 2016[1,2]	2076	1,502	6.6%		1,611	6.2%
U.S.$1,500 notes issued 2017[1,2]	2077	1,878	5.6%		—	—
$1,500 notes issued 2017 [1,2]	2077	1,500	5.1%		—	—
		7,071			3,961
Unamortized debt discount and issue costs		(64)			(30)
		7,007			3,931

1	The Junior subordinated notes are subordinated in right of payment to existing and future senior indebtedness or other obligations of TCPL.

2
The Junior subordinated notes were issued to TransCanada Trust, a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TCPL's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.

3	In May 2017, Junior subordinated notes of US$1 billion converted from fixed rate of 6.35 per cent to a floating rate that is reset quarterly to the three month LIBOR plus 2.21 per cent.